Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Summary of Short-term investments classification
Short-term investments classification as of December 31, 2020 and 2021 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB					RMB
Held-to-maturity debt investments	80,000	—	—	—	—	80,000

	As of December 31, 2021
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	USD					RMB	USD
Held-to-maturity debt investments	30,000	4,708	—	—	—	—	30,000	4,708